FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Amounts due to banks	$ 24,434	$ 23,347
Payables from securities financing transactions measured at amortized cost	16,225	14,824
Cash collateral payables on derivative instruments	34,742	36,366
Customer deposits	796,330	749,476
Funding from UBS Group AG measured at amortized cost	110,614	107,918
Debt issued measured at amortized cost	100,207	101,104
Other financial liabilities measured at amortized cost	13,100	17,900
Not measured at fair value
Carrying amount
Amounts due to banks	24,500	23,400
Payables from securities financing transactions measured at amortized cost	16,200	14,800
Cash collateral payables on derivative instruments	34,700	36,400
Customer deposits	796,700	750,000
Funding from UBS Group AG measured at amortized cost	114,600	112,500
Debt issued measured at amortized cost	100,600	102,700
Other financial liabilities measured at amortized cost	13,100	17,900
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Amounts due to banks	16,400	16,100
Payables from securities financing transactions measured at amortized cost	6,100	7,100
Cash collateral payables on derivative instruments	34,700	36,400
Customer deposits	737,100	677,300
Funding from UBS Group AG measured at amortized cost	1,900	2,500
Debt issued measured at amortized cost	14,200	15,600
Other financial liabilities measured at amortized cost	13,100	16,500
Not measured at fair value | Level 1
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	0	0
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Funding from UBS Group AG measured at amortized cost	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost	0	0
Not measured at fair value | Level 2
Carrying amount
Amounts due to banks	8,100	7,200
Payables from securities financing transactions measured at amortized cost	9,900	7,500
Cash collateral payables on derivative instruments	0	0
Customer deposits	59,600	72,600
Funding from UBS Group AG measured at amortized cost	112,700	110,000
Debt issued measured at amortized cost	86,400	87,100
Other financial liabilities measured at amortized cost	0	100
Not measured at fair value | Level 3
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	200	200
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Funding from UBS Group AG measured at amortized cost	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost	$ 0	$ 1,300